Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

7. Accrued Expenses

Accrued expenses consisted of the following at December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Accrued employee compensation	$270,706	$187,544
Deferred revenue	260,564	275,295
Deferred rent	102,029	64,627
Accrued product warranty costs	14,609	23,933
Accrued professional fees	185,921	248,217
Accrued other	192,146	210,078

	$1,025,975	$1,009,694